Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 07, 2020
Entity Registrant Name	ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 07, 2020
Document Effective Date	Jul. 07, 2020
Prospectus Date	Sep. 30, 2019
ARBITRAGE FUND | Class A
Prospectus:
Trading Symbol	ARGAX
ARBITRAGE FUND | Class C
Prospectus:
Trading Symbol	ARBCX
ARBITRAGE FUND | Class I
Prospectus:
Trading Symbol	ARBNX
ARBITRAGE FUND | Class R
Prospectus:
Trading Symbol	ARBFX